Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2018 and 2017, were as follows:

December 31,	Useful Lives (Years)	2018	2017
(Dollars in millions)
Land	N/A	$35	$36
Buildings	20	296	297
Leasehold and land improvements	1-30	1,210	1,178
Cell site equipment	7-25	3,460	3,411
Switching equipment	5-8	1,018	988
Office furniture and equipment	3-5	285	389
Other operating assets and equipment	3-5	51	57
System development	1-7	1,149	1,060
Work in process	N/A	274	212
Total property, plant and equipment, gross		7,778	7,628
Accumulated depreciation and amortization		(5,576)	(5,308)
Total property, plant and equipment, net		$2,202	$2,320